NET REVENUES (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total net revenues	€ 4,270,894	€ 3,459,790	€ 3,766,615
Cars and spare parts
Disaggregation of Revenue [Line Items]
Total net revenues	3,573,119	2,835,170	2,925,721
Engines
Disaggregation of Revenue [Line Items]
Total net revenues	189,432	150,655	198,308
Sponsorship, commercial and brand
Disaggregation of Revenue [Line Items]
Total net revenues	430,579	390,002	538,238
Other
Disaggregation of Revenue [Line Items]
Total net revenues	€ 77,764	€ 83,963	€ 104,348